Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds III
Entity Central Index Key	0000893818
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000101136 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index Retirement Fund
Class Name	Class K Shares
Trading Symbol	LIRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$7(a)	0.07%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 7	[1]
Expense Ratio, Percent	0.07%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 12.48%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the Russell 1000® Index returned 17.37%. The LifePath Index Retirement Fund Custom Benchmark returned 12.55%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	12.48%	4.02%	6.00%
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 1000® Index	17.37	13.59	14.59
LifePath Index Retirement Fund Custom Benchmark	12.55	4.11	6.08

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 13,180,541,904
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 3,435,086
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,180,541,904
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$3,435,086
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.9%
Equity Funds	40.1%
Money Market Funds	—	%(a)
Other Assets Less Liabilities	—	(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	22.6%
iShares U.S. Intermediate Government Bond Index Fund	21.2%
iShares U.S. Securitized Bond Index Fund	13.1%
iShares Core MSCI Total International Stock ETF	12.7%
iShares 0-5 Year TIPS Bond ETF	9.7%
iShares U.S. Long Government Bond Index Fund	7.1%
iShares U.S. Intermediate Credit Bond Index Fund	6.5%
iShares U.S. Long Credit Bond Index Fund	2.3%
iShares Enhanced Roll Yield Index Fund	2.2%
iShares Global Infrastructure ETF	1.5%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	22.6%
iShares U.S. Intermediate Government Bond Index Fund	21.2%
iShares U.S. Securitized Bond Index Fund	13.1%
iShares Core MSCI Total International Stock ETF	12.7%
iShares 0-5 Year TIPS Bond ETF	9.7%
iShares U.S. Long Government Bond Index Fund	7.1%
iShares U.S. Intermediate Credit Bond Index Fund	6.5%
iShares U.S. Long Credit Bond Index Fund	2.3%
iShares Enhanced Roll Yield Index Fund	2.2%
iShares Global Infrastructure ETF	1.5%
(b)Excludes short-term securities.
C000201968 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index Retirement Fund
Class Name	Investor P Shares
Trading Symbol	LIRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$39(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 39	[2]
Expense Ratio, Percent	0.37%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor P Shares returned 12.17%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the Russell 1000® Index returned 17.37%. The LifePath Index Retirement Fund Custom Benchmark returned 12.55%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	12.17%	3.72%	5.70%
Investor P Shares (with sales charge)	6.28	2.60	5.13
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 1000® Index	17.37	13.59	14.59
LifePath Index Retirement Fund Custom Benchmark	12.55	4.11	6.08

Performance Inception Date	Aug. 06, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 13,180,541,904
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 3,435,086
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,180,541,904
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$3,435,086
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.9%
Equity Funds	40.1%
Money Market Funds	—	%(a)
Other Assets Less Liabilities	—	(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	22.6%
iShares U.S. Intermediate Government Bond Index Fund	21.2%
iShares U.S. Securitized Bond Index Fund	13.1%
iShares Core MSCI Total International Stock ETF	12.7%
iShares 0-5 Year TIPS Bond ETF	9.7%
iShares U.S. Long Government Bond Index Fund	7.1%
iShares U.S. Intermediate Credit Bond Index Fund	6.5%
iShares U.S. Long Credit Bond Index Fund	2.3%
iShares Enhanced Roll Yield Index Fund	2.2%
iShares Global Infrastructure ETF	1.5%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	22.6%
iShares U.S. Intermediate Government Bond Index Fund	21.2%
iShares U.S. Securitized Bond Index Fund	13.1%
iShares Core MSCI Total International Stock ETF	12.7%
iShares 0-5 Year TIPS Bond ETF	9.7%
iShares U.S. Long Government Bond Index Fund	7.1%
iShares U.S. Intermediate Credit Bond Index Fund	6.5%
iShares U.S. Long Credit Bond Index Fund	2.3%
iShares Enhanced Roll Yield Index Fund	2.2%
iShares Global Infrastructure ETF	1.5%
(b)Excludes short-term securities.
C000101134 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index Retirement Fund
Class Name	Investor A Shares
Trading Symbol	LIRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 39	[3]
Expense Ratio, Percent	0.37%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 12.10%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the Russell 1000® Index returned 17.37%. The LifePath Index Retirement Fund Custom Benchmark returned 12.55%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	12.10%	3.71%	5.69%
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 1000® Index	17.37	13.59	14.59
LifePath Index Retirement Fund Custom Benchmark	12.55	4.11	6.08

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 13,180,541,904
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 3,435,086
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,180,541,904
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$3,435,086
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.9%
Equity Funds	40.1%
Money Market Funds	—	%(a)
Other Assets Less Liabilities	—	(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	22.6%
iShares U.S. Intermediate Government Bond Index Fund	21.2%
iShares U.S. Securitized Bond Index Fund	13.1%
iShares Core MSCI Total International Stock ETF	12.7%
iShares 0-5 Year TIPS Bond ETF	9.7%
iShares U.S. Long Government Bond Index Fund	7.1%
iShares U.S. Intermediate Credit Bond Index Fund	6.5%
iShares U.S. Long Credit Bond Index Fund	2.3%
iShares Enhanced Roll Yield Index Fund	2.2%
iShares Global Infrastructure ETF	1.5%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	22.6%
iShares U.S. Intermediate Government Bond Index Fund	21.2%
iShares U.S. Securitized Bond Index Fund	13.1%
iShares Core MSCI Total International Stock ETF	12.7%
iShares 0-5 Year TIPS Bond ETF	9.7%
iShares U.S. Long Government Bond Index Fund	7.1%
iShares U.S. Intermediate Credit Bond Index Fund	6.5%
iShares U.S. Long Credit Bond Index Fund	2.3%
iShares Enhanced Roll Yield Index Fund	2.2%
iShares Global Infrastructure ETF	1.5%
(b)Excludes short-term securities.
C000101135 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index Retirement Fund
Class Name	Institutional Shares
Trading Symbol	LIRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13(a)	0.12%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 13	[4]
Expense Ratio, Percent	0.12%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 12.41%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the Russell 1000® Index returned 17.37%. The LifePath Index Retirement Fund Custom Benchmark returned 12.55%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	12.41%	3.97%	5.96%
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 1000® Index	17.37	13.59	14.59
LifePath Index Retirement Fund Custom Benchmark	12.55	4.11	6.08

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 13,180,541,904
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 3,435,086
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,180,541,904
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$3,435,086
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.9%
Equity Funds	40.1%
Money Market Funds	—	%(a)
Other Assets Less Liabilities	—	(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	22.6%
iShares U.S. Intermediate Government Bond Index Fund	21.2%
iShares U.S. Securitized Bond Index Fund	13.1%
iShares Core MSCI Total International Stock ETF	12.7%
iShares 0-5 Year TIPS Bond ETF	9.7%
iShares U.S. Long Government Bond Index Fund	7.1%
iShares U.S. Intermediate Credit Bond Index Fund	6.5%
iShares U.S. Long Credit Bond Index Fund	2.3%
iShares Enhanced Roll Yield Index Fund	2.2%
iShares Global Infrastructure ETF	1.5%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	22.6%
iShares U.S. Intermediate Government Bond Index Fund	21.2%
iShares U.S. Securitized Bond Index Fund	13.1%
iShares Core MSCI Total International Stock ETF	12.7%
iShares 0-5 Year TIPS Bond ETF	9.7%
iShares U.S. Long Government Bond Index Fund	7.1%
iShares U.S. Intermediate Credit Bond Index Fund	6.5%
iShares U.S. Long Credit Bond Index Fund	2.3%
iShares Enhanced Roll Yield Index Fund	2.2%
iShares Global Infrastructure ETF	1.5%
(b)Excludes short-term securities.
C000101144 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2030 Fund
Class Name	Institutional Shares
Trading Symbol	LINIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13(a)	0.12%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 13	[5]
Expense Ratio, Percent	0.12%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 14.12%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2030 Fund Custom Benchmark returned 14.29%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	14.12%	5.83%	7.89%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2030 Fund Custom Benchmark	14.29	5.95	7.99

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 13,533,216,634
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 2,640,827
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,533,216,634
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$2,640,827
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	51.0%
Fixed-Income Funds	49.0%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	28.6%
iShares Core MSCI Total International Stock ETF	17.4%
iShares U.S. Intermediate Government Bond Index Fund	14.3%
iShares U.S. Securitized Bond Index Fund	10.7%
iShares 0-5 Year TIPS Bond ETF	7.9%
iShares U.S. Intermediate Credit Bond Index Fund	7.6%
iShares U.S. Long Government Bond Index Fund	6.0%
iShares U.S. Long Credit Bond Index Fund	2.5%
iShares FTSE NAREIT All Equity REITs Index Fund	1.8%
iShares Global Infrastructure ETF	1.6%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	28.6%
iShares Core MSCI Total International Stock ETF	17.4%
iShares U.S. Intermediate Government Bond Index Fund	14.3%
iShares U.S. Securitized Bond Index Fund	10.7%
iShares 0-5 Year TIPS Bond ETF	7.9%
iShares U.S. Intermediate Credit Bond Index Fund	7.6%
iShares U.S. Long Government Bond Index Fund	6.0%
iShares U.S. Long Credit Bond Index Fund	2.5%
iShares FTSE NAREIT All Equity REITs Index Fund	1.8%
iShares Global Infrastructure ETF	1.6%
(a)	Excludes short-term securities.

C000101143 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2030 Fund
Class Name	Investor A Shares
Trading Symbol	LINAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$40(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 40	[6]
Expense Ratio, Percent	0.37%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 13.91%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2030 Fund Custom Benchmark returned 14.29%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	13.91%	5.58%	7.64%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2030 Fund Custom Benchmark	14.29	5.95	7.99

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 13,533,216,634
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 2,640,827
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,533,216,634
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$2,640,827
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	51.0%
Fixed-Income Funds	49.0%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	28.6%
iShares Core MSCI Total International Stock ETF	17.4%
iShares U.S. Intermediate Government Bond Index Fund	14.3%
iShares U.S. Securitized Bond Index Fund	10.7%
iShares 0-5 Year TIPS Bond ETF	7.9%
iShares U.S. Intermediate Credit Bond Index Fund	7.6%
iShares U.S. Long Government Bond Index Fund	6.0%
iShares U.S. Long Credit Bond Index Fund	2.5%
iShares FTSE NAREIT All Equity REITs Index Fund	1.8%
iShares Global Infrastructure ETF	1.6%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	28.6%
iShares Core MSCI Total International Stock ETF	17.4%
iShares U.S. Intermediate Government Bond Index Fund	14.3%
iShares U.S. Securitized Bond Index Fund	10.7%
iShares 0-5 Year TIPS Bond ETF	7.9%
iShares U.S. Intermediate Credit Bond Index Fund	7.6%
iShares U.S. Long Government Bond Index Fund	6.0%
iShares U.S. Long Credit Bond Index Fund	2.5%
iShares FTSE NAREIT All Equity REITs Index Fund	1.8%
iShares Global Infrastructure ETF	1.6%
(a)	Excludes short-term securities.

C000201971 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2030 Fund
Class Name	Investor P Shares
Trading Symbol	LIDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$40(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 40	[7]
Expense Ratio, Percent	0.37%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor P Shares returned 13.86%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2030 Fund Custom Benchmark returned 14.29%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	13.86%	5.57%	7.63%
Investor P Shares (with sales charge)	7.88	4.44	7.05
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2030 Fund Custom Benchmark	14.29	5.95	7.99

Performance Inception Date	Aug. 06, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 13,533,216,634
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 2,640,827
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,533,216,634
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$2,640,827
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	51.0%
Fixed-Income Funds	49.0%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	28.6%
iShares Core MSCI Total International Stock ETF	17.4%
iShares U.S. Intermediate Government Bond Index Fund	14.3%
iShares U.S. Securitized Bond Index Fund	10.7%
iShares 0-5 Year TIPS Bond ETF	7.9%
iShares U.S. Intermediate Credit Bond Index Fund	7.6%
iShares U.S. Long Government Bond Index Fund	6.0%
iShares U.S. Long Credit Bond Index Fund	2.5%
iShares FTSE NAREIT All Equity REITs Index Fund	1.8%
iShares Global Infrastructure ETF	1.6%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	28.6%
iShares Core MSCI Total International Stock ETF	17.4%
iShares U.S. Intermediate Government Bond Index Fund	14.3%
iShares U.S. Securitized Bond Index Fund	10.7%
iShares 0-5 Year TIPS Bond ETF	7.9%
iShares U.S. Intermediate Credit Bond Index Fund	7.6%
iShares U.S. Long Government Bond Index Fund	6.0%
iShares U.S. Long Credit Bond Index Fund	2.5%
iShares FTSE NAREIT All Equity REITs Index Fund	1.8%
iShares Global Infrastructure ETF	1.6%
(a)	Excludes short-term securities.

C000101145 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2030 Fund
Class Name	Class K Shares
Trading Symbol	LINKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$8(a)	0.07%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 8	[8]
Expense Ratio, Percent	0.07%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 14.19%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2030 Fund Custom Benchmark returned 14.29%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	14.19%	5.89%	7.95%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2030 Fund Custom Benchmark	14.29	5.95	7.99

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 13,533,216,634
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 2,640,827
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,533,216,634
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$2,640,827
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	51.0%
Fixed-Income Funds	49.0%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	28.6%
iShares Core MSCI Total International Stock ETF	17.4%
iShares U.S. Intermediate Government Bond Index Fund	14.3%
iShares U.S. Securitized Bond Index Fund	10.7%
iShares 0-5 Year TIPS Bond ETF	7.9%
iShares U.S. Intermediate Credit Bond Index Fund	7.6%
iShares U.S. Long Government Bond Index Fund	6.0%
iShares U.S. Long Credit Bond Index Fund	2.5%
iShares FTSE NAREIT All Equity REITs Index Fund	1.8%
iShares Global Infrastructure ETF	1.6%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	28.6%
iShares Core MSCI Total International Stock ETF	17.4%
iShares U.S. Intermediate Government Bond Index Fund	14.3%
iShares U.S. Securitized Bond Index Fund	10.7%
iShares 0-5 Year TIPS Bond ETF	7.9%
iShares U.S. Intermediate Credit Bond Index Fund	7.6%
iShares U.S. Long Government Bond Index Fund	6.0%
iShares U.S. Long Credit Bond Index Fund	2.5%
iShares FTSE NAREIT All Equity REITs Index Fund	1.8%
iShares Global Infrastructure ETF	1.6%
(a)	Excludes short-term securities.

C000101148 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2035 Fund
Class Name	Class K Shares
Trading Symbol	LIJKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$8(a)	0.07%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 8	[9]
Expense Ratio, Percent	0.07%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 16.09%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2035 Fund Custom Benchmark returned 16.08%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	16.09%	7.23%	9.01%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2035 Fund Custom Benchmark	16.08	7.26	9.03

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,620,250,893
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,707,902
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$11,620,250,893
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$1,707,902
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	62.9%
Fixed-Income Funds	37.1%
Liabilities in Excess of Other Assets	(—	)(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	35.1%
iShares Core MSCI Total International Stock ETF	22.4%
iShares U.S. Intermediate Government Bond Index Fund	12.0%
iShares U.S. Securitized Bond Index Fund	9.5%
iShares U.S. Intermediate Credit Bond Index Fund	7.6%
iShares U.S. Long Government Bond Index Fund	4.5%
iShares U.S. Long Credit Bond Index Fund	2.9%
iShares FTSE NAREIT All Equity REITs Index Fund	2.6%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.0%
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	35.1%
iShares Core MSCI Total International Stock ETF	22.4%
iShares U.S. Intermediate Government Bond Index Fund	12.0%
iShares U.S. Securitized Bond Index Fund	9.5%
iShares U.S. Intermediate Credit Bond Index Fund	7.6%
iShares U.S. Long Government Bond Index Fund	4.5%
iShares U.S. Long Credit Bond Index Fund	2.9%
iShares FTSE NAREIT All Equity REITs Index Fund	2.6%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.0%
(b)Excludes short-term securities.
C000201972 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2035 Fund
Class Name	Investor P Shares
Trading Symbol	LIJPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$40(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 40	[10]
Expense Ratio, Percent	0.37%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor P Shares returned 15.69%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2035 Fund Custom Benchmark returned 16.08%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	15.69%	6.91%	8.68%
Investor P Shares (with sales charge)	9.62	5.76	8.10
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2035 Fund Custom Benchmark	16.08	7.26	9.03

Performance Inception Date	Aug. 06, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,620,250,893
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,707,902
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$11,620,250,893
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$1,707,902
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	62.9%
Fixed-Income Funds	37.1%
Liabilities in Excess of Other Assets	(—	)(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	35.1%
iShares Core MSCI Total International Stock ETF	22.4%
iShares U.S. Intermediate Government Bond Index Fund	12.0%
iShares U.S. Securitized Bond Index Fund	9.5%
iShares U.S. Intermediate Credit Bond Index Fund	7.6%
iShares U.S. Long Government Bond Index Fund	4.5%
iShares U.S. Long Credit Bond Index Fund	2.9%
iShares FTSE NAREIT All Equity REITs Index Fund	2.6%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.0%
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	35.1%
iShares Core MSCI Total International Stock ETF	22.4%
iShares U.S. Intermediate Government Bond Index Fund	12.0%
iShares U.S. Securitized Bond Index Fund	9.5%
iShares U.S. Intermediate Credit Bond Index Fund	7.6%
iShares U.S. Long Government Bond Index Fund	4.5%
iShares U.S. Long Credit Bond Index Fund	2.9%
iShares FTSE NAREIT All Equity REITs Index Fund	2.6%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.0%
(b)Excludes short-term securities.
C000101146 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2035 Fund
Class Name	Investor A Shares
Trading Symbol	LIJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$40(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 40	[11]
Expense Ratio, Percent	0.37%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 15.70%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2035 Fund Custom Benchmark returned 16.08%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	15.70%	6.91%	8.68%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2035 Fund Custom Benchmark	16.08	7.26	9.03

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,620,250,893
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,707,902
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$11,620,250,893
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$1,707,902
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	62.9%
Fixed-Income Funds	37.1%
Liabilities in Excess of Other Assets	(—	)(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	35.1%
iShares Core MSCI Total International Stock ETF	22.4%
iShares U.S. Intermediate Government Bond Index Fund	12.0%
iShares U.S. Securitized Bond Index Fund	9.5%
iShares U.S. Intermediate Credit Bond Index Fund	7.6%
iShares U.S. Long Government Bond Index Fund	4.5%
iShares U.S. Long Credit Bond Index Fund	2.9%
iShares FTSE NAREIT All Equity REITs Index Fund	2.6%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.0%
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	35.1%
iShares Core MSCI Total International Stock ETF	22.4%
iShares U.S. Intermediate Government Bond Index Fund	12.0%
iShares U.S. Securitized Bond Index Fund	9.5%
iShares U.S. Intermediate Credit Bond Index Fund	7.6%
iShares U.S. Long Government Bond Index Fund	4.5%
iShares U.S. Long Credit Bond Index Fund	2.9%
iShares FTSE NAREIT All Equity REITs Index Fund	2.6%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.0%
(b)Excludes short-term securities.
C000101147 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2035 Fund
Class Name	Institutional Shares
Trading Symbol	LIJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13(a)	0.12%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 13	[12]
Expense Ratio, Percent	0.12%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 16.02%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2035 Fund Custom Benchmark returned 16.08%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	16.02%	7.19%	8.95%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2035 Fund Custom Benchmark	16.08	7.26	9.03

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,620,250,893
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,707,902
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$11,620,250,893
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$1,707,902
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	62.9%
Fixed-Income Funds	37.1%
Liabilities in Excess of Other Assets	(—	)(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	35.1%
iShares Core MSCI Total International Stock ETF	22.4%
iShares U.S. Intermediate Government Bond Index Fund	12.0%
iShares U.S. Securitized Bond Index Fund	9.5%
iShares U.S. Intermediate Credit Bond Index Fund	7.6%
iShares U.S. Long Government Bond Index Fund	4.5%
iShares U.S. Long Credit Bond Index Fund	2.9%
iShares FTSE NAREIT All Equity REITs Index Fund	2.6%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.0%
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	35.1%
iShares Core MSCI Total International Stock ETF	22.4%
iShares U.S. Intermediate Government Bond Index Fund	12.0%
iShares U.S. Securitized Bond Index Fund	9.5%
iShares U.S. Intermediate Credit Bond Index Fund	7.6%
iShares U.S. Long Government Bond Index Fund	4.5%
iShares U.S. Long Credit Bond Index Fund	2.9%
iShares FTSE NAREIT All Equity REITs Index Fund	2.6%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.0%
(b)Excludes short-term securities.
C000101150 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2040 Fund
Class Name	Institutional Shares
Trading Symbol	LIKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.11%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 12	[13]
Expense Ratio, Percent	0.11%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 17.60%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2040 Fund Custom Benchmark returned 17.68%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	17.60%	8.42%	9.89%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2040 Fund Custom Benchmark	17.68	8.48	9.96

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg Enhanced Roll Yield Total Return Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 14,627,170,300
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,401,698
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$14,627,170,300
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$1,401,698
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	74.6%
Fixed-Income Funds	25.4%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.2)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	40.8%
iShares Core MSCI Total International Stock ETF	26.8%
iShares U.S. Intermediate Government Bond Index Fund	7.4%
iShares U.S. Securitized Bond Index Fund	6.6%
iShares U.S. Intermediate Credit Bond Index Fund	4.5%
iShares U.S. Long Government Bond Index Fund	3.4%
iShares FTSE NAREIT All Equity REITs Index Fund	3.3%
iShares U.S. Long Credit Bond Index Fund	3.2%
iShares Global Infrastructure ETF	2.0%
Master Small Cap Index Series	1.7%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	40.8%
iShares Core MSCI Total International Stock ETF	26.8%
iShares U.S. Intermediate Government Bond Index Fund	7.4%
iShares U.S. Securitized Bond Index Fund	6.6%
iShares U.S. Intermediate Credit Bond Index Fund	4.5%
iShares U.S. Long Government Bond Index Fund	3.4%
iShares FTSE NAREIT All Equity REITs Index Fund	3.3%
iShares U.S. Long Credit Bond Index Fund	3.2%
iShares Global Infrastructure ETF	2.0%
Master Small Cap Index Series	1.7%
(a)	Excludes short-term securities.

C000101149 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2040 Fund
Class Name	Investor A Shares
Trading Symbol	LIKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 39	[14]
Expense Ratio, Percent	0.36%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 17.27%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2040 Fund Custom Benchmark returned 17.68%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	17.27%	8.14%	9.62%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2040 Fund Custom Benchmark	17.68	8.48	9.96

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg Enhanced Roll Yield Total Return Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 14,627,170,300
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,401,698
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$14,627,170,300
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$1,401,698
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	74.6%
Fixed-Income Funds	25.4%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.2)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	40.8%
iShares Core MSCI Total International Stock ETF	26.8%
iShares U.S. Intermediate Government Bond Index Fund	7.4%
iShares U.S. Securitized Bond Index Fund	6.6%
iShares U.S. Intermediate Credit Bond Index Fund	4.5%
iShares U.S. Long Government Bond Index Fund	3.4%
iShares FTSE NAREIT All Equity REITs Index Fund	3.3%
iShares U.S. Long Credit Bond Index Fund	3.2%
iShares Global Infrastructure ETF	2.0%
Master Small Cap Index Series	1.7%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	40.8%
iShares Core MSCI Total International Stock ETF	26.8%
iShares U.S. Intermediate Government Bond Index Fund	7.4%
iShares U.S. Securitized Bond Index Fund	6.6%
iShares U.S. Intermediate Credit Bond Index Fund	4.5%
iShares U.S. Long Government Bond Index Fund	3.4%
iShares FTSE NAREIT All Equity REITs Index Fund	3.3%
iShares U.S. Long Credit Bond Index Fund	3.2%
iShares Global Infrastructure ETF	2.0%
Master Small Cap Index Series	1.7%
(a)	Excludes short-term securities.

C000201973 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2040 Fund
Class Name	Investor P Shares
Trading Symbol	LIKPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$39(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 39	[15]
Expense Ratio, Percent	0.36%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor P Shares returned 17.33%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2040 Fund Custom Benchmark returned 17.68%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	17.33%	8.16%	9.62%
Investor P Shares (with sales charge)	11.17	7.00	9.03
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2040 Fund Custom Benchmark	17.68	8.48	9.96

Performance Inception Date	Aug. 06, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg Enhanced Roll Yield Total Return Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 14,627,170,300
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,401,698
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$14,627,170,300
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$1,401,698
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	74.6%
Fixed-Income Funds	25.4%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.2)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	40.8%
iShares Core MSCI Total International Stock ETF	26.8%
iShares U.S. Intermediate Government Bond Index Fund	7.4%
iShares U.S. Securitized Bond Index Fund	6.6%
iShares U.S. Intermediate Credit Bond Index Fund	4.5%
iShares U.S. Long Government Bond Index Fund	3.4%
iShares FTSE NAREIT All Equity REITs Index Fund	3.3%
iShares U.S. Long Credit Bond Index Fund	3.2%
iShares Global Infrastructure ETF	2.0%
Master Small Cap Index Series	1.7%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	40.8%
iShares Core MSCI Total International Stock ETF	26.8%
iShares U.S. Intermediate Government Bond Index Fund	7.4%
iShares U.S. Securitized Bond Index Fund	6.6%
iShares U.S. Intermediate Credit Bond Index Fund	4.5%
iShares U.S. Long Government Bond Index Fund	3.4%
iShares FTSE NAREIT All Equity REITs Index Fund	3.3%
iShares U.S. Long Credit Bond Index Fund	3.2%
iShares Global Infrastructure ETF	2.0%
Master Small Cap Index Series	1.7%
(a)	Excludes short-term securities.

C000101151 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2040 Fund
Class Name	Class K Shares
Trading Symbol	LIKKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$7(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 7	[16]
Expense Ratio, Percent	0.06%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 17.66%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2040 Fund Custom Benchmark returned 17.68%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	17.66%	8.48%	9.95%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2040 Fund Custom Benchmark	17.68	8.48	9.96

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg Enhanced Roll Yield Total Return Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 14,627,170,300
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,401,698
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$14,627,170,300
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$1,401,698
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	74.6%
Fixed-Income Funds	25.4%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.2)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	40.8%
iShares Core MSCI Total International Stock ETF	26.8%
iShares U.S. Intermediate Government Bond Index Fund	7.4%
iShares U.S. Securitized Bond Index Fund	6.6%
iShares U.S. Intermediate Credit Bond Index Fund	4.5%
iShares U.S. Long Government Bond Index Fund	3.4%
iShares FTSE NAREIT All Equity REITs Index Fund	3.3%
iShares U.S. Long Credit Bond Index Fund	3.2%
iShares Global Infrastructure ETF	2.0%
Master Small Cap Index Series	1.7%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	40.8%
iShares Core MSCI Total International Stock ETF	26.8%
iShares U.S. Intermediate Government Bond Index Fund	7.4%
iShares U.S. Securitized Bond Index Fund	6.6%
iShares U.S. Intermediate Credit Bond Index Fund	4.5%
iShares U.S. Long Government Bond Index Fund	3.4%
iShares FTSE NAREIT All Equity REITs Index Fund	3.3%
iShares U.S. Long Credit Bond Index Fund	3.2%
iShares Global Infrastructure ETF	2.0%
Master Small Cap Index Series	1.7%
(a)	Excludes short-term securities.

C000101154 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2045 Fund
Class Name	Class K Shares
Trading Symbol	LIHKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$8(a)	0.07%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 8	[17]
Expense Ratio, Percent	0.07%	[17]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 19.10%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2045 Fund Custom Benchmark returned 19.15%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	19.10%	9.61%	10.75%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2045 Fund Custom Benchmark	19.15	9.58	10.74

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index® (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,670,393,292
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,118,928
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,670,393,292
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$1,118,928
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	85.1%
Fixed-Income Funds	14.9%
Money Market Funds	—	%(a)
Liabilities in Excess of Other Assets	(—	)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Large Cap Index Master Portfolio	46.2%
iShares Core MSCI Total International Stock ETF	31.7%
iShares FTSE NAREIT All Equity REITs Index Fund	4.1%
iShares U.S. Securitized Bond Index Fund	3.9%
iShares U.S. Intermediate Government Bond Index Fund	3.6%
iShares U.S. Long Credit Bond Index Fund	3.3%
Master Small Cap Index Series	2.5%
iShares U.S. Intermediate Credit Bond Index Fund	2.2%
iShares U.S. Long Government Bond Index Fund	1.8%
iShares Global Infrastructure ETF	0.7%
(a)	Rounds to less than 0.1%.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Large Cap Index Master Portfolio	46.2%
iShares Core MSCI Total International Stock ETF	31.7%
iShares FTSE NAREIT All Equity REITs Index Fund	4.1%
iShares U.S. Securitized Bond Index Fund	3.9%
iShares U.S. Intermediate Government Bond Index Fund	3.6%
iShares U.S. Long Credit Bond Index Fund	3.3%
Master Small Cap Index Series	2.5%
iShares U.S. Intermediate Credit Bond Index Fund	2.2%
iShares U.S. Long Government Bond Index Fund	1.8%
iShares Global Infrastructure ETF	0.7%
(c)Excludes short-term securities.
C000201974 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2045 Fund
Class Name	Investor P Shares
Trading Symbol	LIHPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$40(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 40	[18]
Expense Ratio, Percent	0.37%	[18]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor P Shares returned 18.74%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2045 Fund Custom Benchmark returned 19.15%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	18.74%	9.27%	10.42%
Investor P Shares (with sales charge)	12.51	8.10	9.83
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2045 Fund Custom Benchmark	19.15	9.58	10.74

Performance Inception Date	Aug. 06, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index® (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,670,393,292
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,118,928
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,670,393,292
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$1,118,928
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	85.1%
Fixed-Income Funds	14.9%
Money Market Funds	—	%(a)
Liabilities in Excess of Other Assets	(—	)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Large Cap Index Master Portfolio	46.2%
iShares Core MSCI Total International Stock ETF	31.7%
iShares FTSE NAREIT All Equity REITs Index Fund	4.1%
iShares U.S. Securitized Bond Index Fund	3.9%
iShares U.S. Intermediate Government Bond Index Fund	3.6%
iShares U.S. Long Credit Bond Index Fund	3.3%
Master Small Cap Index Series	2.5%
iShares U.S. Intermediate Credit Bond Index Fund	2.2%
iShares U.S. Long Government Bond Index Fund	1.8%
iShares Global Infrastructure ETF	0.7%
(a)	Rounds to less than 0.1%.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Large Cap Index Master Portfolio	46.2%
iShares Core MSCI Total International Stock ETF	31.7%
iShares FTSE NAREIT All Equity REITs Index Fund	4.1%
iShares U.S. Securitized Bond Index Fund	3.9%
iShares U.S. Intermediate Government Bond Index Fund	3.6%
iShares U.S. Long Credit Bond Index Fund	3.3%
Master Small Cap Index Series	2.5%
iShares U.S. Intermediate Credit Bond Index Fund	2.2%
iShares U.S. Long Government Bond Index Fund	1.8%
iShares Global Infrastructure ETF	0.7%
(c)Excludes short-term securities.
C000101152 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2045 Fund
Class Name	Investor A Shares
Trading Symbol	LIHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$40(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 40	[19]
Expense Ratio, Percent	0.37%	[19]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 18.76%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2045 Fund Custom Benchmark returned 19.15%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	18.76%	9.27%	10.42%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2045 Fund Custom Benchmark	19.15	9.58	10.74

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index® (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,670,393,292
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,118,928
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,670,393,292
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$1,118,928
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	85.1%
Fixed-Income Funds	14.9%
Money Market Funds	—	%(a)
Liabilities in Excess of Other Assets	(—	)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Large Cap Index Master Portfolio	46.2%
iShares Core MSCI Total International Stock ETF	31.7%
iShares FTSE NAREIT All Equity REITs Index Fund	4.1%
iShares U.S. Securitized Bond Index Fund	3.9%
iShares U.S. Intermediate Government Bond Index Fund	3.6%
iShares U.S. Long Credit Bond Index Fund	3.3%
Master Small Cap Index Series	2.5%
iShares U.S. Intermediate Credit Bond Index Fund	2.2%
iShares U.S. Long Government Bond Index Fund	1.8%
iShares Global Infrastructure ETF	0.7%
(a)	Rounds to less than 0.1%.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Large Cap Index Master Portfolio	46.2%
iShares Core MSCI Total International Stock ETF	31.7%
iShares FTSE NAREIT All Equity REITs Index Fund	4.1%
iShares U.S. Securitized Bond Index Fund	3.9%
iShares U.S. Intermediate Government Bond Index Fund	3.6%
iShares U.S. Long Credit Bond Index Fund	3.3%
Master Small Cap Index Series	2.5%
iShares U.S. Intermediate Credit Bond Index Fund	2.2%
iShares U.S. Long Government Bond Index Fund	1.8%
iShares Global Infrastructure ETF	0.7%
(c)Excludes short-term securities.
C000101153 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2045 Fund
Class Name	Institutional Shares
Trading Symbol	LIHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13(a)	0.12%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 13	[20]
Expense Ratio, Percent	0.12%	[20]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 19.02%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2045 Fund Custom Benchmark returned 19.15%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	19.02%	9.54%	10.69%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2045 Fund Custom Benchmark	19.15	9.58	10.74

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index® (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,670,393,292
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,118,928
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,670,393,292
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$1,118,928
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	85.1%
Fixed-Income Funds	14.9%
Money Market Funds	—	%(a)
Liabilities in Excess of Other Assets	(—	)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Large Cap Index Master Portfolio	46.2%
iShares Core MSCI Total International Stock ETF	31.7%
iShares FTSE NAREIT All Equity REITs Index Fund	4.1%
iShares U.S. Securitized Bond Index Fund	3.9%
iShares U.S. Intermediate Government Bond Index Fund	3.6%
iShares U.S. Long Credit Bond Index Fund	3.3%
Master Small Cap Index Series	2.5%
iShares U.S. Intermediate Credit Bond Index Fund	2.2%
iShares U.S. Long Government Bond Index Fund	1.8%
iShares Global Infrastructure ETF	0.7%
(a)	Rounds to less than 0.1%.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Large Cap Index Master Portfolio	46.2%
iShares Core MSCI Total International Stock ETF	31.7%
iShares FTSE NAREIT All Equity REITs Index Fund	4.1%
iShares U.S. Securitized Bond Index Fund	3.9%
iShares U.S. Intermediate Government Bond Index Fund	3.6%
iShares U.S. Long Credit Bond Index Fund	3.3%
Master Small Cap Index Series	2.5%
iShares U.S. Intermediate Credit Bond Index Fund	2.2%
iShares U.S. Long Government Bond Index Fund	1.8%
iShares Global Infrastructure ETF	0.7%
(c)Excludes short-term securities.
C000101156 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2050 Fund
Class Name	Institutional Shares
Trading Symbol	LIPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13(a)	0.12%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 13	[21]
Expense Ratio, Percent	0.12%	[21]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 20.71%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2050 Fund Custom Benchmark returned 20.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	20.71%	10.40%	11.21%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2050 Fund Custom Benchmark	20.74	10.41	11.25

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index® (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,328,527,605
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 884,465
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$11,328,527,605
Number of Portfolio Holdings	9
Net Investment Advisory Fees	$884,465
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	93.8%
Fixed-Income Funds	6.3%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	51.9%
iShares Core MSCI Total International Stock ETF	36.0%
iShares U.S. Long Credit Bond Index Fund	3.8%
Master Small Cap Index Series	3.2%
iShares FTSE NAREIT All Equity REITs Index Fund	2.7%
iShares U.S. Securitized Bond Index Fund	1.7%
iShares U.S. Long Government Bond Index Fund	0.3%
iShares U.S. Intermediate Government Bond Index Fund	0.3%
iShares U.S. Intermediate Credit Bond Index Fund	0.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	51.9%
iShares Core MSCI Total International Stock ETF	36.0%
iShares U.S. Long Credit Bond Index Fund	3.8%
Master Small Cap Index Series	3.2%
iShares FTSE NAREIT All Equity REITs Index Fund	2.7%
iShares U.S. Securitized Bond Index Fund	1.7%
iShares U.S. Long Government Bond Index Fund	0.3%
iShares U.S. Intermediate Government Bond Index Fund	0.3%
iShares U.S. Intermediate Credit Bond Index Fund	0.2%
(a)	Excludes short-term securities.

C000101155 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2050 Fund
Class Name	Investor A Shares
Trading Symbol	LIPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$41(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 41	[22]
Expense Ratio, Percent	0.37%	[22]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 20.38%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2050 Fund Custom Benchmark returned 20.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	20.38%	10.12%	10.94%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2050 Fund Custom Benchmark	20.74	10.41	11.25

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index® (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,328,527,605
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 884,465
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$11,328,527,605
Number of Portfolio Holdings	9
Net Investment Advisory Fees	$884,465
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	93.8%
Fixed-Income Funds	6.3%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	51.9%
iShares Core MSCI Total International Stock ETF	36.0%
iShares U.S. Long Credit Bond Index Fund	3.8%
Master Small Cap Index Series	3.2%
iShares FTSE NAREIT All Equity REITs Index Fund	2.7%
iShares U.S. Securitized Bond Index Fund	1.7%
iShares U.S. Long Government Bond Index Fund	0.3%
iShares U.S. Intermediate Government Bond Index Fund	0.3%
iShares U.S. Intermediate Credit Bond Index Fund	0.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	51.9%
iShares Core MSCI Total International Stock ETF	36.0%
iShares U.S. Long Credit Bond Index Fund	3.8%
Master Small Cap Index Series	3.2%
iShares FTSE NAREIT All Equity REITs Index Fund	2.7%
iShares U.S. Securitized Bond Index Fund	1.7%
iShares U.S. Long Government Bond Index Fund	0.3%
iShares U.S. Intermediate Government Bond Index Fund	0.3%
iShares U.S. Intermediate Credit Bond Index Fund	0.2%
(a)	Excludes short-term securities.

C000201975 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2050 Fund
Class Name	Investor P Shares
Trading Symbol	LIPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$41(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 41	[23]
Expense Ratio, Percent	0.37%	[23]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor P Shares returned 20.43%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2050 Fund Custom Benchmark returned 20.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	20.43%	10.12%	10.94%
Investor P Shares (with sales charge)	14.11	8.94	10.34
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2050 Fund Custom Benchmark	20.74	10.41	11.25

Performance Inception Date	Aug. 06, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index® (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,328,527,605
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 884,465
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$11,328,527,605
Number of Portfolio Holdings	9
Net Investment Advisory Fees	$884,465
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	93.8%
Fixed-Income Funds	6.3%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	51.9%
iShares Core MSCI Total International Stock ETF	36.0%
iShares U.S. Long Credit Bond Index Fund	3.8%
Master Small Cap Index Series	3.2%
iShares FTSE NAREIT All Equity REITs Index Fund	2.7%
iShares U.S. Securitized Bond Index Fund	1.7%
iShares U.S. Long Government Bond Index Fund	0.3%
iShares U.S. Intermediate Government Bond Index Fund	0.3%
iShares U.S. Intermediate Credit Bond Index Fund	0.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	51.9%
iShares Core MSCI Total International Stock ETF	36.0%
iShares U.S. Long Credit Bond Index Fund	3.8%
Master Small Cap Index Series	3.2%
iShares FTSE NAREIT All Equity REITs Index Fund	2.7%
iShares U.S. Securitized Bond Index Fund	1.7%
iShares U.S. Long Government Bond Index Fund	0.3%
iShares U.S. Intermediate Government Bond Index Fund	0.3%
iShares U.S. Intermediate Credit Bond Index Fund	0.2%
(a)	Excludes short-term securities.

C000101157 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2050 Fund
Class Name	Class K Shares
Trading Symbol	LIPKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$8(a)	0.07%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 8	[24]
Expense Ratio, Percent	0.07%	[24]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 20.72%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2050 Fund Custom Benchmark returned 20.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	20.72%	10.44%	11.27%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2050 Fund Custom Benchmark	20.74	10.41	11.25

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index® (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,328,527,605
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 884,465
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$11,328,527,605
Number of Portfolio Holdings	9
Net Investment Advisory Fees	$884,465
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	93.8%
Fixed-Income Funds	6.3%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	51.9%
iShares Core MSCI Total International Stock ETF	36.0%
iShares U.S. Long Credit Bond Index Fund	3.8%
Master Small Cap Index Series	3.2%
iShares FTSE NAREIT All Equity REITs Index Fund	2.7%
iShares U.S. Securitized Bond Index Fund	1.7%
iShares U.S. Long Government Bond Index Fund	0.3%
iShares U.S. Intermediate Government Bond Index Fund	0.3%
iShares U.S. Intermediate Credit Bond Index Fund	0.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	51.9%
iShares Core MSCI Total International Stock ETF	36.0%
iShares U.S. Long Credit Bond Index Fund	3.8%
Master Small Cap Index Series	3.2%
iShares FTSE NAREIT All Equity REITs Index Fund	2.7%
iShares U.S. Securitized Bond Index Fund	1.7%
iShares U.S. Long Government Bond Index Fund	0.3%
iShares U.S. Intermediate Government Bond Index Fund	0.3%
iShares U.S. Intermediate Credit Bond Index Fund	0.2%
(a)	Excludes short-term securities.

C000101160 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2055 Fund
Class Name	Class K Shares
Trading Symbol	LIVKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$8(a)	0.07%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 8	[25]
Expense Ratio, Percent	0.07%	[25]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 21.59%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2055 Fund Custom Benchmark returned 21.59%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	21.59%	10.79%	11.45%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2055 Fund Custom Benchmark	21.59	10.76	11.44

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,814,406,475
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 445,938
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,814,406,475
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$445,938
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.5%
Fixed-Income Funds	1.9%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.1%
iShares Core MSCI Total International Stock ETF	38.5%
Master Small Cap Index Series	3.6%
iShares U.S. Long Credit Bond Index Fund	1.8%
iShares FTSE NAREIT All Equity REITs Index Fund	1.3%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.1%
iShares Core MSCI Total International Stock ETF	38.5%
Master Small Cap Index Series	3.6%
iShares U.S. Long Credit Bond Index Fund	1.8%
iShares FTSE NAREIT All Equity REITs Index Fund	1.3%
(a)	Excludes short-term securities.

C000201976 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2055 Fund
Class Name	Investor P Shares
Trading Symbol	LIVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$41(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 41	[26]
Expense Ratio, Percent	0.37%	[26]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor P Shares returned 21.27%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2055 Fund Custom Benchmark returned 21.59%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	21.27%	10.47%	11.12%
Investor P Shares (with sales charge)	14.91	9.28	10.52
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2055 Fund Custom Benchmark	21.59	10.76	11.44

Performance Inception Date	Aug. 06, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,814,406,475
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 445,938
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,814,406,475
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$445,938
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.5%
Fixed-Income Funds	1.9%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.1%
iShares Core MSCI Total International Stock ETF	38.5%
Master Small Cap Index Series	3.6%
iShares U.S. Long Credit Bond Index Fund	1.8%
iShares FTSE NAREIT All Equity REITs Index Fund	1.3%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.1%
iShares Core MSCI Total International Stock ETF	38.5%
Master Small Cap Index Series	3.6%
iShares U.S. Long Credit Bond Index Fund	1.8%
iShares FTSE NAREIT All Equity REITs Index Fund	1.3%
(a)	Excludes short-term securities.

C000101158 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2055 Fund
Class Name	Investor A Shares
Trading Symbol	LIVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$41(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 41	[27]
Expense Ratio, Percent	0.37%	[27]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 21.25%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2055 Fund Custom Benchmark returned 21.59%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	21.25%	10.46%	11.12%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2055 Fund Custom Benchmark	21.59	10.76	11.44

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,814,406,475
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 445,938
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,814,406,475
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$445,938
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.5%
Fixed-Income Funds	1.9%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.1%
iShares Core MSCI Total International Stock ETF	38.5%
Master Small Cap Index Series	3.6%
iShares U.S. Long Credit Bond Index Fund	1.8%
iShares FTSE NAREIT All Equity REITs Index Fund	1.3%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.1%
iShares Core MSCI Total International Stock ETF	38.5%
Master Small Cap Index Series	3.6%
iShares U.S. Long Credit Bond Index Fund	1.8%
iShares FTSE NAREIT All Equity REITs Index Fund	1.3%
(a)	Excludes short-term securities.

C000101159 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2055 Fund
Class Name	Institutional Shares
Trading Symbol	LIVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13(a)	0.12%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 13	[28]
Expense Ratio, Percent	0.12%	[28]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 21.58%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2055 Fund Custom Benchmark returned 21.59%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	21.58%	10.74%	11.40%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2055 Fund Custom Benchmark	21.59	10.76	11.44

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,814,406,475
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 445,938
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,814,406,475
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$445,938
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.5%
Fixed-Income Funds	1.9%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.1%
iShares Core MSCI Total International Stock ETF	38.5%
Master Small Cap Index Series	3.6%
iShares U.S. Long Credit Bond Index Fund	1.8%
iShares FTSE NAREIT All Equity REITs Index Fund	1.3%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.1%
iShares Core MSCI Total International Stock ETF	38.5%
Master Small Cap Index Series	3.6%
iShares U.S. Long Credit Bond Index Fund	1.8%
iShares FTSE NAREIT All Equity REITs Index Fund	1.3%
(a)	Excludes short-term securities.

C000166218 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2060 Fund
Class Name	Institutional Shares
Trading Symbol	LIZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13(a)	0.12%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 13	[29]
Expense Ratio, Percent	0.12%	[29]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 21.66%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2060 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: February 29, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	21.66%	10.76%	12.34%
Russell 1000® Index	17.37	13.59	15.50
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	1.83
LifePath Index 2060 Fund Custom Benchmark	21.74	10.80	12.36

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,914,728,563
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 255,700
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,914,728,563
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$255,700
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.2%
Fixed-Income Funds	1.0%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	38.8%
Master Small Cap Index Series	3.6%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	38.8%
Master Small Cap Index Series	3.6%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.

C000166217 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2060 Fund
Class Name	Investor A Shares
Trading Symbol	LIZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$41(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 41	[30]
Expense Ratio, Percent	0.37%	[30]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 21.37%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2060 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: February 29, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	21.37%	10.49%	12.05%
Russell 1000® Index	17.37	13.59	15.50
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	1.83
LifePath Index 2060 Fund Custom Benchmark	21.74	10.80	12.36

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,914,728,563
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 255,700
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,914,728,563
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$255,700
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.2%
Fixed-Income Funds	1.0%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	38.8%
Master Small Cap Index Series	3.6%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	38.8%
Master Small Cap Index Series	3.6%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.

C000201977 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2060 Fund
Class Name	Investor P Shares
Trading Symbol	LIZPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$41(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 41	[31]
Expense Ratio, Percent	0.37%	[31]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor P Shares returned 21.35%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2060 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: February 29, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor P Shares	21.35%	10.49%	12.06%
Investor P Shares (with sales charge)	14.98	9.31	11.46
Russell 1000® Index	17.37	13.59	15.50
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	1.83
LifePath Index 2060 Fund Custom Benchmark	21.74	10.80	12.36

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,914,728,563
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 255,700
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,914,728,563
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$255,700
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.2%
Fixed-Income Funds	1.0%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	38.8%
Master Small Cap Index Series	3.6%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	38.8%
Master Small Cap Index Series	3.6%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)Excludes short-term securities.
C000166219 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2060 Fund
Class Name	Class K Shares
Trading Symbol	LIZKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$8(a)	0.07%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 8	[32]
Expense Ratio, Percent	0.07%	[32]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 21.71%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2060 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: February 29, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	21.71%	10.81%	12.39%
Russell 1000® Index	17.37	13.59	15.50
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	1.83
LifePath Index 2060 Fund Custom Benchmark	21.74	10.80	12.36

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,914,728,563
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 255,700
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,914,728,563
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$255,700
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.2%
Fixed-Income Funds	1.0%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	38.8%
Master Small Cap Index Series	3.6%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	38.8%
Master Small Cap Index Series	3.6%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.

C000213835 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2065 Fund
Class Name	Class K Shares
Trading Symbol	LIWKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$8(a)	0.07%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 8	[33]
Expense Ratio, Percent	0.07%	[33]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 21.72%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2065 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 30, 2019 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	21.72%	10.83%	12.26%
Russell 1000® Index	17.37	13.59	15.52
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	0.95
LifePath Index 2065 Fund Custom Benchmark	21.74	10.79	12.19

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,539,162,472
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 73,414
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,539,162,472
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$73,414
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.0%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Liabilities in Excess of Other Assets	(0.3)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	38.6%
Master Small Cap Index Series	3.6%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	38.6%
Master Small Cap Index Series	3.6%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
(a)	Excludes short-term securities.

C000213838 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2065 Fund
Class Name	Investor P Shares
Trading Symbol	LIWPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$41(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 41	[34]
Expense Ratio, Percent	0.37%	[34]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor P Shares returned 21.33%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2065 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 30, 2019 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor P Shares	21.33%	10.50%	11.92%
Investor P Shares (with sales charge)	14.96	9.32	10.96
Russell 1000® Index	17.37	13.59	15.52
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	0.95
LifePath Index 2065 Fund Custom Benchmark	21.74	10.79	12.19

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,539,162,472
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 73,414
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,539,162,472
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$73,414
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.0%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Liabilities in Excess of Other Assets	(0.3)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	38.6%
Master Small Cap Index Series	3.6%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	38.6%
Master Small Cap Index Series	3.6%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
(a)	Excludes short-term securities.

C000213836 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2065 Fund
Class Name	Investor A Shares
Trading Symbol	LIWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$41(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 41	[35]
Expense Ratio, Percent	0.37%	[35]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 21.36%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2065 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 30, 2019 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	21.36%	10.50%	11.93%
Russell 1000® Index	17.37	13.59	15.52
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	0.95
LifePath Index 2065 Fund Custom Benchmark	21.74	10.79	12.19

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,539,162,472
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 73,414
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,539,162,472
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$73,414
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.0%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Liabilities in Excess of Other Assets	(0.3)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	38.6%
Master Small Cap Index Series	3.6%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	38.6%
Master Small Cap Index Series	3.6%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
(a)	Excludes short-term securities.

C000213837 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2065 Fund
Class Name	Institutional Shares
Trading Symbol	LIWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13(a)	0.12%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 13	[36]
Expense Ratio, Percent	0.12%	[36]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 21.68%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2065 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 30, 2019 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	21.68%	10.77%	12.20%
Russell 1000® Index	17.37	13.59	15.52
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	0.95
LifePath Index 2065 Fund Custom Benchmark	21.74	10.79	12.19

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,539,162,472
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 73,414
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,539,162,472
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$73,414
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.0%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Liabilities in Excess of Other Assets	(0.3)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	38.6%
Master Small Cap Index Series	3.6%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	38.6%
Master Small Cap Index Series	3.6%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
(a)	Excludes short-term securities.

C000251822 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2070 Fund
Class Name	Institutional Shares
Trading Symbol	LIYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2070 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$18(a)	0.16%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 18	[37]
Expense Ratio, Percent	0.16%	[37]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 22.43%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2070 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 24, 2024 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	22.43%	21.48%
Russell 1000® Index	17.37	16.36
Bloomberg U.S. Aggregate Bond Index	7.30	2.89
LifePath Index 2070 Fund Custom Benchmark	21.74	16.39

Performance Inception Date	Sep. 24, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2070 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net),, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2070 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 55,487,782
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,089
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$55,487,782
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$1,089
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.8%
Fixed-Income Funds	1.0%
Money Market Funds	0.4%
Other Assets Less Liabilities	0.8
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	56.0%
iShares Core MSCI Total International Stock ETF	37.1%
Master Small Cap Index Series	3.7%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	56.0%
iShares Core MSCI Total International Stock ETF	37.1%
Master Small Cap Index Series	3.7%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.

C000251821 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2070 Fund
Class Name	Investor A Shares
Trading Symbol	LIYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2070 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$44(a)	0.40%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 44	[38]
Expense Ratio, Percent	0.40%	[38]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 22.04%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2070 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 24, 2024 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	22.04%	21.02%
Russell 1000® Index	17.37	16.36
Bloomberg U.S. Aggregate Bond Index	7.30	2.89
LifePath Index 2070 Fund Custom Benchmark	21.74	16.39

Performance Inception Date	Sep. 24, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2070 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net),, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2070 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 55,487,782
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,089
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$55,487,782
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$1,089
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.8%
Fixed-Income Funds	1.0%
Money Market Funds	0.4%
Other Assets Less Liabilities	0.8
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	56.0%
iShares Core MSCI Total International Stock ETF	37.1%
Master Small Cap Index Series	3.7%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	56.0%
iShares Core MSCI Total International Stock ETF	37.1%
Master Small Cap Index Series	3.7%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.

C000251823 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2070 Fund
Class Name	Investor P Shares
Trading Symbol	LIYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2070 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$43(a)	0.39%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 43	[39]
Expense Ratio, Percent	0.39%	[39]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor P Shares returned 22.07%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2070 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 24, 2024 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Investor P Shares	22.07%	21.05%
Investor P Shares (with sales charge)	15.71	14.74
Russell 1000® Index	17.37	16.36
Bloomberg U.S. Aggregate Bond Index	7.30	2.89
LifePath Index 2070 Fund Custom Benchmark	21.74	16.39

Performance Inception Date	Sep. 24, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2070 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net),, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2070 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 55,487,782
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,089
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$55,487,782
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$1,089
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.8%
Fixed-Income Funds	1.0%
Money Market Funds	0.4%
Other Assets Less Liabilities	0.8
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	56.0%
iShares Core MSCI Total International Stock ETF	37.1%
Master Small Cap Index Series	3.7%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	56.0%
iShares Core MSCI Total International Stock ETF	37.1%
Master Small Cap Index Series	3.7%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.

C000251820 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2070 Fund
Class Name	Class K Shares
Trading Symbol	LIYKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2070 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$7(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 7	[40]
Expense Ratio, Percent	0.06%	[40]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 22.48%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2070 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 24, 2024 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	22.48%	21.55%
Russell 1000® Index	17.37	16.36
Bloomberg U.S. Aggregate Bond Index	7.30	2.89
LifePath Index 2070 Fund Custom Benchmark	21.74	16.39

Performance Inception Date	Sep. 24, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2070 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net),, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2070 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 55,487,782
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,089
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$55,487,782
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$1,089
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.8%
Fixed-Income Funds	1.0%
Money Market Funds	0.4%
Other Assets Less Liabilities	0.8
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	56.0%
iShares Core MSCI Total International Stock ETF	37.1%
Master Small Cap Index Series	3.7%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	56.0%
iShares Core MSCI Total International Stock ETF	37.1%
Master Small Cap Index Series	3.7%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[5]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[6]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[7]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[8]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[9]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[10]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[11]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[12]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[13]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[14]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[15]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[16]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[17]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[18]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[19]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[20]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[21]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[22]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[23]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[24]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[25]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[26]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[27]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[28]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[29]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[30]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[31]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[32]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[33]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[34]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[35]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[36]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[37]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[38]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[39]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[40]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.